CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	¥ 382,758	¥ 375,269
Less: Net income attributable to noncontrolling interests	3,200	9,396
Net income attributable to MHFG shareholders	379,558	365,873
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	81,650	82,608
Provision (credit) for loan losses	569	3,030
Investment losses (gains)-net	(128,749)	(149,312)
Equity in losses (earnings) of equity method investees-net	(16,726)	(20,151)
Foreign exchange losses (gains)-net	(367,495)	(43,487)
Deferred income tax expense (benefit)	(27,875)	29,890
Net change in trading account assets	(575,402)	1,249,754
Net change in trading account liabilities	2,358,095	(771,660)
Net change in loans held for sale	(8,892)	(32,588)
Net change in accrued income	13,947	11,601
Net change in accrued expenses	(15,230)	(48,749)
Other-net	165,321	385,330
Net cash provided by operating activities	1,858,771	1,062,139
Cash flows from investing activities:
Proceeds from sales of investments	18,374,011	10,581,839
Proceeds from maturities of investments	3,307,892	6,161,992
Purchases of investments	(17,554,272)	(14,099,866)
Proceeds from sales of loans	126,768	62,849
Net change in loans	(1,598,393)	(1,141,961)
Net change in interest-bearing deposits in other banks	(7,061,266)	(6,148,274)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(2,389,471)	108,419
Proceeds from sales of premises and equipment	3,883	34,379
Purchases of premises and equipment	(214,606)	(217,527)
Net cash used in investing activities	(7,005,454)	(4,658,150)
Cash flows from financing activities:
Net change in deposits	5,292,468	2,563,948
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	672,490	577,560
Net change in due to trust accounts	(1,041,808)	155,418
Net change in other short-term borrowings	(411,765)	333,078
Proceeds from issuance of long-term debt	3,567,497	1,326,988
Repayment of long-term debt	(2,688,095)	(1,271,652)
Proceeds from noncontrolling interests	361	283
Payment to noncontrolling interests		(5)
Proceeds from issuance of common stock	6	5
Proceeds from sales of treasury stock	1	2
Purchases of treasury stock	(1,430)	(8)
Dividends paid	(94,782)	(100,659)
Dividends paid to noncontrolling interests	(1,971)	(2,246)
Net cash provided by financing activities	5,292,972	3,582,712
Effect of exchange rate changes on cash and due from banks	(60,349)	(4,645)
Net increase (decrease) in cash and due from banks	85,940	(17,944)
Cash and due from banks at beginning of period	1,322,597	1,528,306
Cash and due from banks at end of period	1,408,537	1,510,362
Noncash investing activities:
Transfer of loans into other investments		63,420
Investment in capital leases	¥ 4,987	¥ 12,618